SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
IncomeBeforeProvisionForIncomeTaxLineItems [Line Items]
Income before provision for income taxes	$ 769,557	$ 8,175,034	$ 12,364,226
CHINA
IncomeBeforeProvisionForIncomeTaxLineItems [Line Items]
Income before provision for income taxes	$ 769,557	$ 8,175,034	$ 12,364,226